Goodwill and Intangible Assets, Net (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets		$ 29,868		$ 315,420